Results of Segments (Tables)	12 Months Ended
Dec. 31, 2021
Results of Segments
Schedule of Revenue and Results of Segments

Applications, Technology & Support

€ millions	2021		2020		2019
	Actual	Constant	Actual	Constant	Actual
	Currency	Currency[1]	Currency	Currency[1]	Currency
Cloud	8,509	8,661	7,541	7,685	6,632
Software licenses	3,244	3,236	3,637	3,765	4,523
Software support	11,410	11,576	11,502	11,707	11,542
Software licenses and support	14,654	14,812	15,139	15,473	16,065
Cloud and software	23,163	23,473	22,680	23,157	22,696
Services	339	343	285	289	355
Total segment revenue	23,502	23,816	22,965	23,446	23,051
Cost of cloud	-2,685	-2,737	-2,315	-2,371	-2,147
Cost of software licenses and support	-1,716	-1,733	-1,757	-1,790	-1,910
Cost of cloud and software	-4,401	-4,470	-4,071	-4,161	-4,057
Cost of services	-406	-412	-393	-399	-421
Total cost of revenue	-4,808	-4,882	-4,464	-4,560	-4,478
Segment gross profit	18,694	18,934	18,500	18,887	18,573
Other segment expenses	-9,127	-9,216	-8,779	-8,953	-8,800
Segment profit	9,567	9,718	9,722	9,934	9,773

[1] The 2021 constant currency amounts are only comparable to 2020 actual currency amounts; 2020 constant currency amounts are only comparable to 2019 actual currency amounts.

Qualtrics

€ millions	2021		2020		2019
	Actual	Constant	Actual	Constant	Actual
	Currency	Currency[1]	Currency	Currency[1]	Currency
Cloud	757	780	518	529	371
Cloud and software	757	780	518	529	371
Services	172	177	162	166	137
Total segment revenue	929	957	681	696	508
Cost of cloud	-65	-66	-43	-43	-33
Cost of software licenses and support	0	0	0	0	0
Cost of cloud and software	-65	-66	-43	-43	-33
Cost of services	-125	-128	-110	-112	-78
Total cost of revenue	-190	-194	-152	-155	-110
Segment gross profit	739	763	528	541	398
Other segment expenses	-696	-719	-533	-545	-407
Segment profit	44	44	-4	-5	-9

[1] The 2021 constant currency amounts are only comparable to 2020 actual currency amounts; 2020 constant currency amounts are only comparable to 2019 actual currency amounts.

Services

€ millions	2021		2020		2019
	Actual	Constant	Actual	Constant	Actual
	Currency	Currency[1]	Currency	Currency[1]	Currency
Cloud	0	0	0	1	0
Software licenses	0	0	0	0	0
Software support	0	0	4	4	5
Software licenses and support	0	0	4	4	5
Cloud and software	0	0	5	5	5
Services	3,234	3,282	3,374	3,428	3,674
Total segment revenue	3,234	3,283	3,379	3,432	3,679
Cost of cloud	-78	-80	-74	-76	-62
Cost of software licenses and support	-18	-19	-32	-33	-54
Cost of cloud and software	-97	-99	-106	-109	-116
Cost of services	-2,035	-2,062	-2,209	-2,254	-2,579
Total cost of revenue	-2,131	-2,161	-2,315	-2,363	-2,695
Segment gross profit	1,102	1,122	1,063	1,070	983
Other segment expenses	-375	-379	-418	-427	-466
Segment profit	728	743	645	642	517

[1] The 2021 constant currency amounts are only comparable to 2020 actual currency amounts; 2020 constant currency amounts are only comparable to 2019 actual currency amounts.

Schedule of Segment Revenue by Region

€ millions	EMEA			Americas			APJ			Total Segment Revenue
	2021		2020	2021		2020	2021		2020	2021		2020
	Actual	Constant	Actual	Actual	Constant	Actual	Actual	Constant	Actual	Actual	Constant	Actual
	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency
Applications, Technology & Support	10,902	10,900	10,437	8,862	9,116	8,907	3,737	3,799	3,621	23,502	23,816	22,965
Qualtrics	153	157	97	690	711	528	86	89	55	929	957	681
Services	1,458	1,455	1,479	1,370	1,414	1,491	406	414	408	3,234	3,283	3,379
Total reportable segments	12,513	12,512	12,013	10,922	11,242	10,927	4,230	4,302	4,084	27,665	28,055	27,024

€ millions	EMEA			Americas			APJ			Total Segment Revenue
		2020	2019		2020	2019		2020	2019		2020	2019
	Actual Currency	Constant Currency	Actual Currency	Actual Currency	Constant Currency	Actual Currency	Actual Currency	Constant Currency	Actual Currency	Actual Currency	Constant Currency	Actual Currency
Applications, Technology & Support	10,437	10,549	10,306	8,907	9,200	9,066	3,621	3,698	3,679	22,965	23,446	23,051
Qualtrics	97	99	68	528	540	403	55	56	37	681	696	508
Services	1,479	1,491	1,568	1,491	1,527	1,621	408	415	490	3,379	3,432	3,679
Total reportable segments	12,013	12,139	11,942	10,927	11,267	11,089	4,084	4,169	4,207	27,024	27,574	27,238